Consolidating Guarantor and Non-Guarantor Financial Information - Statements of Cash Flows (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 10, 2018	Mar. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations			$ 53,629	$ (97,800)	$ 240,105
Net cash provided by operating activities-discontinued operations			84,338	72,762	114,159
Net cash provided by (used in) operating activities			137,967	(25,038)	354,264
INVESTING ACTIVITIES:
Capital expenditures			(133,761)	(344,936)	(638,942)
Acquisitions, net of cash acquired			(19,897)	(41,928)	(208,864)
Settlements of commodity derivatives			(100,405)	(37,086)	104,924
Proceeds from sales of assets			33,844	28,232	7,284
Proceeds from divestitures of businesses and investments	$ 896,500	$ 212,400	329,780	134,370	343,135
Transaction with an unconsolidated entity (Note 13)			(6,424)	0	0
Investments in unconsolidated entities			(21,465)	(2,105)	(11,431)
Distributions of capital from unconsolidated entities			11,969	9,692	15,792
Loan for natural gas liquids facility			0	0	(3,913)
Repayments on loan for natural gas liquids facility			10,052	8,916	7,618
Loan to affiliate			(2,510)	(3,200)	(15,621)
Repayments on loan to affiliate			4,160	655	1,513
Payment to terminate development agreement			0	(16,875)	0
Net cash provided by (used in) investing activities-continuing operations			105,343	(264,265)	(398,505)
Net cash provided by (used in) investing activities-discontinued operations			165,239	(98,861)	(46,822)
Net cash used in investing activities			270,582	(363,126)	(445,327)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities			2,434,500	1,700,000	2,602,500
Payments on revolving credit facilities			(2,279,500)	(2,733,500)	(2,133,000)
Issuance of senior unsecured notes			0	1,200,000	0
Repayment and repurchase of senior secured and senior unsecured notes			(486,699)	(21,193)	(43,421)
Proceeds from borrowings under other long-term debt			0	0	53,223
Payments on other long-term debt			(877)	(46,153)	(2,089)
Debt issuance costs			(2,700)	(33,558)	(10,237)
Contributions from general partner			0	49	54
Contributions from noncontrolling interest owners, net			23	672	11,547
Distributions to general and common unit partners and preferred unitholders			(225,067)	(181,581)	(322,007)
Distributions to noncontrolling interest owners			(3,082)	(3,292)	(35,720)
Proceeds from sale of preferred units, net of offering costs			202,731	234,975	0
Repurchase of warrants			(10,549)	0	0
Common unit repurchases and cancellations			(15,817)	0	(17,680)
Proceeds from sale of common units, net of offering costs			0	287,136	0
Payments for settlement and early extinguishment of liabilities			(3,408)	(28,468)	0
Taxes paid on behalf of equity incentive plan participants			0	0	(19,395)
Other			0	0	(72)
Net cash (used in) provided by financing activities-continuing operations			(390,445)	375,087	83,703
Net cash used in financing activities-discontinued operations			(3,836)	(3,633)	(2,998)
Net cash (used in) provided by financing activities			(394,281)	371,454	80,705
Net increase (decrease) in cash and cash equivalents			14,268	(16,710)	(10,358)
Cash and cash equivalents, beginning of period			7,826	24,536	34,894
Cash and cash equivalents, end of period			22,094	7,826	24,536
Reportable Entity
FINANCING ACTIVITIES:
Cash and cash equivalents, beginning of period				25,749
Cash and cash equivalents, end of period					25,749
Reportable Entity | NGL Energy Partners LP (Parent)
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations			(141,967)	(749,250)	(75,446)
Net cash provided by operating activities-discontinued operations					624
Net cash provided by (used in) operating activities			(141,967)	(749,250)	(74,822)
INVESTING ACTIVITIES:
Acquisitions, net of cash acquired					0
Net cash provided by (used in) investing activities-continuing operations			0	0	0
Net cash provided by (used in) investing activities-discontinued operations					(624)
Net cash used in investing activities					(624)
FINANCING ACTIVITIES:
Issuance of senior unsecured notes				1,200,000
Repayment and repurchase of senior secured and senior unsecured notes			(486,699)	(21,193)	(43,421)
Debt issuance costs			(692)	(21,868)	(3,493)
Contributions from general partner				49	54
Contributions from noncontrolling interest owners, net					(3,829)
Distributions to general and common unit partners and preferred unitholders			(225,067)	(181,581)	(322,007)
Proceeds from sale of preferred units, net of offering costs			202,731	234,975
Repurchase of warrants			(10,549)
Common unit repurchases and cancellations			(15,817)		(17,680)
Proceeds from sale of common units, net of offering costs				287,136
Net changes in advances with consolidated entities			688,718	(767,760)	462,456
Net cash (used in) provided by financing activities-continuing operations			152,625	729,758	72,080
Net cash (used in) provided by financing activities			152,625	729,758	72,080
Net increase (decrease) in cash and cash equivalents			10,658	(19,492)	(3,366)
Cash and cash equivalents, beginning of period			6,257	25,749	29,115
Cash and cash equivalents, end of period			16,915	6,257	25,749
Reportable Entity | Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations			186,959	635,322	253,385
Net cash provided by operating activities-discontinued operations			80,857	67,733	110,022
Net cash provided by (used in) operating activities			267,816	703,055	363,407
INVESTING ACTIVITIES:
Capital expenditures			(130,760)	(338,569)	(581,813)
Acquisitions, net of cash acquired			3,100	(41,928)	(208,864)
Settlements of commodity derivatives			(100,405)	(37,086)	104,924
Proceeds from sales of assets			33,844	28,232	7,284
Proceeds from divestitures of businesses and investments			292,112	112,370	343,135
Transaction with an unconsolidated entity (Note 13)			(6,424)
Investments in unconsolidated entities			(21,465)	(2,105)	(4,480)
Distributions of capital from unconsolidated entities			11,969	9,692	11,031
Loan for natural gas liquids facility					(3,913)
Repayments on loan for natural gas liquids facility			10,052	8,916	7,618
Loan to affiliate			(2,510)	(3,200)	(15,621)
Repayments on loan to affiliate			4,160	655	1,513
Payment to terminate development agreement				(16,875)
Net cash provided by (used in) investing activities-continuing operations			93,673	(279,898)	(339,186)
Net cash provided by (used in) investing activities-discontinued operations			165,958	(86,463)	(43,778)
Net cash used in investing activities			259,631	(366,361)	(382,964)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities			2,434,500	1,700,000	2,499,000
Payments on revolving credit facilities			(2,279,500)	(2,733,500)	(2,041,500)
Proceeds from borrowings under other long-term debt					45,873
Payments on other long-term debt			(877)	(46,153)	(1,834)
Debt issuance costs			(2,008)	(11,690)	(6,744)
Payments for settlement and early extinguishment of liabilities			(3,408)	(28,468)
Taxes paid on behalf of equity incentive plan participants					(19,395)
Net changes in advances with consolidated entities			(669,452)	788,334	(459,553)
Other					(43)
Net cash (used in) provided by financing activities-continuing operations			(520,745)	(331,477)	15,804
Net cash used in financing activities-discontinued operations			(3,446)	(3,443)	(2,928)
Net cash (used in) provided by financing activities			(524,191)	(334,920)	12,876
Net increase (decrease) in cash and cash equivalents			3,256	1,774	(6,681)
Cash and cash equivalents, beginning of period			73	(1,701)	4,980
Cash and cash equivalents, end of period			3,329	73	(1,701)
Reportable Entity | Non-Guarantor Subsidiaries
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations			9,411	16,675	62,430
Net cash provided by operating activities-discontinued operations			3,481	5,029	3,513
Net cash provided by (used in) operating activities			12,892	21,704	65,943
INVESTING ACTIVITIES:
Capital expenditures			(3,001)	(6,367)	(57,129)
Acquisitions, net of cash acquired			(22,997)	0	0
Proceeds from sales of assets			0	0	0
Proceeds from divestitures of businesses and investments			37,668	22,000
Investments in unconsolidated entities					(6,951)
Distributions of capital from unconsolidated entities					4,761
Net cash provided by (used in) investing activities-continuing operations			11,670	15,633	(59,319)
Net cash provided by (used in) investing activities-discontinued operations			(719)	(12,398)	(2,420)
Net cash used in investing activities			10,951	3,235	(61,739)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities					103,500
Payments on revolving credit facilities					(91,500)
Proceeds from borrowings under other long-term debt					7,350
Payments on other long-term debt			0	0	(255)
Contributions from noncontrolling interest owners, net			23	672	15,376
Distributions to noncontrolling interest owners			(3,082)	(3,292)	(35,720)
Net changes in advances with consolidated entities			(20,040)	(21,121)	(3,167)
Other					(29)
Net cash (used in) provided by financing activities-continuing operations			(23,099)	(23,741)	(4,445)
Net cash used in financing activities-discontinued operations			(390)	(190)	(70)
Net cash (used in) provided by financing activities			(23,489)	(23,931)	(4,515)
Net increase (decrease) in cash and cash equivalents			354	1,008	(311)
Cash and cash equivalents, beginning of period			1,496	488	799
Cash and cash equivalents, end of period			1,850	1,496	488
Consolidating Adjustments
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities-continuing operations			(774)	(547)	(264)
Net cash provided by (used in) operating activities			(774)	(547)	(264)
FINANCING ACTIVITIES:
Net changes in advances with consolidated entities			774	547	264
Net cash (used in) provided by financing activities-continuing operations			774	547	264
Net cash (used in) provided by financing activities			$ 774	$ 547	$ 264